Operating expenses - Disclosure of Selling, General And Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (9,889)	€ (7,792)	€ (9,638)
Payroll costs (including share-based payments)	(11,772)	(9,688)	(9,379)
Depreciation, amortization and provision expenses	(387)	(378)	(417)
Total SG&A expenses	€ (22,049)	€ (17,857)	€ (19,434)